UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21698

GAMCO Global Gold, Natural Resources & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (OMB) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

GAMCO Global Gold, Natural Resources & Income Trust

Semiannual Report — June 30, 2026

(Y)our Portfolio Management Team

Caesar M. P. Bryan	Vincent Hugonnard-Roche

To Our Shareholders,

For the year ended June 30, 2026, the net asset value (NAV) total return of the GAMCO Global Gold, Natural Resources & Income Trust (the Fund) was (1.6)%, compared with total returns of 6.4% and (6.6)% for the Chicago Board Options Exchange (CBOE) Standard & Poor’s (S&P) 500 Buy/Write Index and the Philadelphia Gold & Silver Index (XAU), respectively. The total return for the Fund’s publicly traded shares was (3.0)%. The Fund’s NAV per share was $5.25, while the price of the publicly traded shares closed at $4.84 on the NYSE American. See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2026.

Investment Objective and Strategy (Unaudited)

The GAMCO Global Gold, Natural Resources & Income Trust (the Fund) is a non-diversified, closed-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and primary objective. Under normal market conditions, the Fund will attempt to achieve its objectives by investing 80% of its assets in equity securities of companies principally engaged in the gold and natural resource industries, and by writing covered call options on the underlying equity securities.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800‑422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

The explosive energy rally of the first quarter rapidly devolved by the second. As surging prices triggered domestic inflation, public support for the administration’s military maneuvers cratered. To manage political capital, the administration brokered a ceasefire, exposing a new more binary supply paradigm: “war on” guarantees severe structural shortages, while “war off” instantly engineers a perceived glut. By stripping the massive geopolitical risk premium from the market overnight, sidelined barrels seemingly flooded the system, extinguishing supply fears and instantly reversing the sector’s momentum. This sudden, engineered de-escalation devastated commodity pricing. Consequently, crude oil plummeted, registering a staggering 31.4% decline for the period, while the Energy Select Sector Index (IXE) absorbed some of the structural shock to post a 12.5% loss. Ultimately, traditional price discovery is on hold; as energy markets remain hostage to Washington’s political and geopolitical priorities.

By the end of the second quarter, implied volatility leveled off. The gold sector stabilized around 49% while the base metals sector cooled down to 41%. Finally, the energy equities rose slightly to 30%. The option portfolio stands at an average of 3.3 months. At the end of the second quarter, the Fund’s participation across sectors was 66% for gold and mining and 60% for energy.

Contributors to performance included Freeport-McMoRan Inc. (3.4% of net assets as of June 30, 2026), BHP Group Ltd. (3.6%), and ExxonMobil Holdings Corp. (5.9%).

Detractors from the portfolio included Westgold Resources Ltd. (2.0%), Alamos Gold Inc. (2.1%), Northern Star Resources Ltd. (2.8%).

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through June 30, 2026 (a) (Unaudited)

	Six Months	1 Year	3 Year	5 Year	10 Year	15 Year	20 Year	Since Inception (3/31/05)
GAMCO Global Gold, Natural Resources & Income Trust (GGN)
NAV Total Return (b)	(1.55)%	24.22%	19.91%	15.10%	8.91%	3.05%	3.26%	4.49%
Investment Total Return (c)	(2.99)	18.32	18.42	13.51	8.08	2.72	3.27	4.05
CBOE S&P 500 Buy/Write Index	6.39	17.34	12.11	8.39	7.72	7.47	6.16	6.21
Bloomberg Government/Credit Bond Index	0.49	3.32	3.97	(0.10)	1.59	2.43	3.39	3.28
Energy Select Sector Index	20.58	29.41	13.10	18.92	8.96	6.00	6.42	7.53
Philadelphia Gold & Silver Index	(6.57)	56.34	40.34	19.57	13.95	4.46	5.35	7.23

(a)	Performance returns for periods of less than one year are not annualized. Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The Bloomberg Government/Credit Bond Index is a market value weighted index that tracks the performance of fixed rate, publicly placed, dollar denominated obligations. The Energy Select Sector Index is an unmanaged indicator of stock market performance of large U.S. companies involved in the development or production of energy products. The Philadelphia Gold & Silver Index is an unmanaged indicator of the stock market performance of large North American gold and silver companies. Dividends and interest income are considered reinvested. You cannot invest directly in an index.
(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.
(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE American and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2026:

GAMCO Global Gold, Natural Resources & Income Trust

Long Positions
Metals and Mining	57.4%
Energy and Energy Services	36.5%
U.S. Government Obligations	19.1%
Other Assets and Liabilities (Net)	(9.2)%
Short Positions
Call Options Written	(3.2)%
Put Options Written	(0.6)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800‑GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 91.6%
	Energy and Energy Services — 36.5%
203,000	Baker Hughes Co.	$12,408,742	$11,266,500
237,000	BP plc, ADR(a)	9,896,691	8,757,150
169,648	Chevron Corp.(a)	32,301,520	28,120,852
74,530	ConocoPhillips(a)	9,619,438	7,748,139
229,560	Devon Energy Corp.	13,050,085	9,485,419
40,500	Diamondback Energy Inc.	7,907,791	7,119,090
264,500	Eni SpA	7,223,072	6,231,729
72,300	EOG Resources Inc.	9,829,808	9,379,479
131,800	EQT Corp.	7,574,918	7,007,806
44,000	Expand Energy Corp.	5,235,340	4,012,360
350,983	ExxonMobil Holdings Corp.(a)	47,678,727	47,986,396
130,000	Halliburton Co.(a)	5,328,780	4,413,500
359,700	Kinder Morgan Inc.(a)	11,288,483	11,499,609
50,000	Marathon Petroleum Corp.(a)	10,767,644	12,783,500
146,500	Occidental Petroleum Corp.(a)	9,281,928	7,115,505
129,000	ONEOK Inc.	12,891,599	11,215,260
77,400	Phillips 66(a)	11,941,909	13,084,470
254,000	Shell plc, ADR(a)	22,414,040	19,695,160
302,700	SLB Ltd.(a)	18,408,972	14,072,523
76,500	Suncor Energy Inc.	4,541,945	4,106,520
44,000	Targa Resources Corp.	9,946,780	11,798,160
221,500	The Williams Companies Inc.	16,321,687	16,466,310
105,700	TotalEnergies SE(a)	9,362,955	8,219,232
65,600	Valero Energy Corp.(a)	14,557,046	17,084,864
		319,779,900	298,669,533
	Metals and Mining — 55.1%
13,000	Agnico Eagle Mines Ltd.(a)	2,836,888	2,016,690
559,600	Alamos Gold Inc., Cl. A(a)	24,390,806	16,978,264
1,852,000	Americas Gold & Silver Corp.†	4,811,179	8,762,150
142,400	Anglogold Ashanti plc	9,645,580	11,518,736
390,000	Aris Mining Corp.†	4,945,770	5,815,970
515,000	Artemis Gold Inc.†	6,227,980	11,333,087
180,000	Aya Gold & Silver Inc.†	1,002,541	3,408,990
292,000	Barrick Mining Corp.(a)	9,661,347	10,725,160
4,605,131	Bellevue Gold Ltd.†	4,467,337	3,873,860
352,500	BHP Group Ltd., ADR(a)	25,375,556	29,366,775
1,466,000	Discovery Silver Corp.†	2,779,339	8,765,507
426,300	DPM Metals Inc.	10,878,000	13,844,793
422,400	Eldorado Gold Corp.(a)	10,313,323	13,132,416
376,700	Endeavour Mining plc	16,709,092	18,887,458
717,010	Equinox Gold Corp.	4,147,373	6,986,835
349,000	Equinox Gold Corp.	5,883,690	3,392,280
1,578,300	Evolution Mining Ltd.	3,875,990	12,839,648
24,000	Franco-Nevada Corp.(a)	5,366,640	5,002,560
Shares		Cost	Market Value
439,800	Freeport-McMoRan Inc.(a)	$28,185,646	$27,659,022
439,900	G Mining Ventures Corp.†	11,504,445	12,881,401
575,000	Glencore plc	4,302,069	3,918,798
156,300	Gold Fields Ltd., ADR	5,893,136	5,250,117
592,400	IAMGOLD Corp.†	7,027,037	9,383,616
820,300	K92 Mining Inc.†	16,512,989	12,874,936
782,000	Kinross Gold Corp.	13,488,350	18,470,840
47,300	Lundin Gold Inc.	3,908,672	2,551,682
9,878	LunR Royalties Corp.†	153,559	131,641
440,000	Montage Gold Corp.†	1,917,990	5,004,195
421,500	Newmont Corp.(a)	40,647,930	39,368,100
1,753,648	Northern Star Resources Ltd.	20,282,165	23,007,919
348,466	OceanaGold Corp.	9,012,173	8,734,684
714,500	Orla Mining Ltd.	9,700,290	6,994,955
206,800	Pan American Silver Corp.	9,300,181	9,262,572
3,910,294	Perseus Mining Ltd.	5,034,614	12,995,002
1,947,614	Ramelius Resources Ltd.	4,751,012	3,937,417
259,500	Rio Tinto plc, ADR(a)	25,583,000	24,634,335
49,500	Royal Gold Inc.	11,165,049	9,880,695
5,065,035	Westgold Resources Ltd.	2,480,512	16,481,852
102,050	Wheaton Precious Metals Corp.(a)	15,187,210	11,462,256
		399,356,460	451,537,214
	TOTAL COMMON STOCKS	719,136,360	750,206,747

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.4%
	Metals and Mining — 0.4%
$2,250,000	Allied Gold Corp., 8.750%, 09/07/28(b)	2,234,802	3,689,325

	CORPORATE BONDS — 1.9%
	Energy and Energy Services — 0.0%
245,000	Devon Energy Corp., 4.500%, 01/15/30	231,209	243,215

	Metals and Mining — 1.9%
2,250,000	AngloGold Ashanti Holdings plc, 3.750%, 10/01/30	2,042,845	2,130,556
2,250,000	Freeport-McMoRan Inc., 4.125%, 03/01/28	2,191,755	2,230,673
2,000,000	IAMGOLD Corp., 5.750%, 10/15/28(b)	2,000,000	1,995,047
3,700,000	Kinross Gold Corp., 6.250%, 07/15/33(b)	3,663,713	3,909,250

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Principal Amount		Cost	Market Value
	CORPORATE BONDS (Continued)
	Metals and Mining (Continued)
$5,250,000	Northern Star Resources Ltd., 6.125%, 04/11/33(b)	$5,199,829	$5,451,969
		15,098,142	15,717,495
	TOTAL CORPORATE BONDS	15,329,351	15,960,710

	U.S. GOVERNMENT OBLIGATIONS — 19.1%
157,085,000	U.S. Treasury Bills, 3.585% to 3.716%††, 07/16/26 to 10/13/26(c)	156,132,759	156,130,127

TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN — 113.0%		$892,833,272	925,986,909

OPTIONS WRITTEN — (3.8)% (Premiums received $51,859,657)			(31,070,750)

Other Assets and Liabilities (Net) — 0.2%			1,572,489

PREFERRED SHARES — (9.4)% (3,081,976 preferred shares outstanding)			(77,049,400)

NET ASSETS — COMMON SHARES — 100% (156,224,761 common shares outstanding)			$819,439,248

NET ASSET VALUE PER COMMON SHARE ($819,439,248 ÷ 156,224,761 shares outstanding)			$5.25

(a)	Securities, or a portion thereof, with a value of $279,390,455 were deposited with the broker as collateral for options written.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	At June 30, 2026, $15,000,000 of the principal amount was pledged as collateral for options written.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

Geographic Diversification	% of Total Investments*	Market Value
Long Positions
North America	75.0%	$694,716,674
Asia/Pacific	11.7	107,954,442
Europe	11.2	103,993,153
Latin America	1.5	14,072,523
South Africa	0.6	5,250,117
Total Investments — Long Positions	100.0%	$925,986,909

Short Positions
North America	(3.4)%	$(30,938,802)
Europe	(0.0)**	(131,948)
Total Investments — Short Positions	(3.4)%	$(31,070,750)

*	Total investments exclude options written.
**	Amount represents greater than (0.05)%.

As of June 30, 2026, options written outstanding were as follows:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
OTC Call Options Written — (2.5)%
Agnico Eagle Mines Ltd.	Pershing LLC	74	USD	1,984,236	USD	260.00	12/18/26	$12,749
Alamos Gold Inc., Cl. A	Pershing LLC	887	USD	2,691,158	USD	49.00	11/20/26	68,138
Anglogold Ashanti plc	Pershing LLC	573	USD	4,634,997	USD	135.00	08/21/26	109
Anglogold Ashanti plc	Pershing LLC	712	USD	5,759,368	USD	116.00	12/18/26	222,706
Aris Mining Corp.	Pershing LLC	1,900	CAD	17,746,000	CAD	30.00	08/21/26	33,610
Aris Mining Corp.	Pershing LLC	1,900	CAD	25,976,800	CAD	30.00	09/18/26	95,722
Baker Hughes Co.	Pershing LLC	750	USD	19,533,000	USD	57.00	07/17/26	107,750
Baker Hughes Co.	Pershing LLC	590	USD	2,642,610	USD	70.00	09/18/26	36,002
Baker Hughes Co.	Pershing LLC	690	USD	3,090,510	USD	70.00	11/20/26	96,142
Barrick Mining Corp.	Pershing LLC	1,160	USD	2,739,920	USD	50.00	07/17/26	905
Barrick Mining Corp.	Pershing LLC	1,250	USD	5,757,500	USD	45.00	10/16/26	155,843
Barrick Mining Corp.	Pershing LLC	656	USD	2,724,368	USD	46.00	12/18/26	127,048
BHP Group Ltd., ADR	Pershing LLC	1,350	USD	2,783,700	USD	70.00	07/17/26	1,623,278
BHP Group Ltd., ADR	Pershing LLC	1,040	USD	1,970,800	USD	100.00	11/20/26	206,977
BP plc, ADR	Pershing LLC	782	USD	4,157,894	USD	50.00	10/16/26	10,382
BP plc, ADR	Pershing LLC	790	USD	767,880	USD	42.50	12/18/26	85,011
BP plc, ADR	Pershing LLC	790	USD	2,456,110	USD	42.50	02/19/27	109,436
Chevron Corp.	Pershing LLC	744	USD	6,948,960	USD	195.00	07/17/26	5,841
Chevron Corp.	Pershing LLC	390	USD	3,702,270	USD	215.00	09/18/26	14,711

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Chevron Corp.	Pershing LLC	562	USD	7,683,664	USD	195.00	11/20/26	$164,950
ConocoPhillips	Pershing LLC	400	USD	1,859,600	USD	115.00	08/21/26	56,978
ConocoPhillips	Pershing LLC	345	USD	3,586,620	USD	145.00	12/18/26	27,909
Devon Energy Corp.	Pershing LLC	178	USD	735,496	USD	35.00	09/18/26	9,150
Devon Energy Corp.	Pershing LLC	642	USD	4,772,628	USD	60.00	10/16/26	19,156
Devon Energy Corp.	Pershing LLC	500	USD	2,066,000	USD	53.00	11/20/26	48,027
Devon Energy Corp.	Pershing LLC	560	USD	1,154,720	USD	50.00	12/18/26	91,758
Diamondback Energy Inc.	Pershing LLC	145	USD	1,207,995	USD	180.00	08/21/26	142,897
Diamondback Energy Inc.	Pershing LLC	140	USD	1,914,080	USD	200.00	10/16/26	93,902
Diamondback Energy Inc.	Pershing LLC	120	USD	383,640	USD	195.00	11/20/26	120,387
DPM Metals Inc.	The Goldman Sachs Group Inc.	1,273	CAD	5,863,438	CAD	54.00	07/17/26	18,224
DPM Metals Inc.	The Goldman Sachs Group Inc.	1,450	CAD	4,635,650	CAD	58.00	09/18/26	97,185
DPM Metals Inc.	The Goldman Sachs Group Inc.	1,450	CAD	6,678,700	CAD	56.00	11/20/26	232,224
Endeavour Mining plc	The Goldman Sachs Group Inc.	1,230	CAD	631,974	CAD	95.00	08/21/26	50,830
Endeavour Mining plc	The Goldman Sachs Group Inc.	1,150	CAD	17,839,950	CAD	100.00	10/16/26	81,038
Endeavour Mining plc	The Goldman Sachs Group Inc.	1,260	CAD	7,924,140	CAD	95.00	12/18/26	230,635
Eni SpA	Morgan Stanley	180	EUR	1,855,800	EUR	22.00	08/21/26	29,781
Eni SpA	Morgan Stanley	175	EUR	2,066,750	EUR	22.50	10/16/26	37,591
Eni SpA	Morgan Stanley	174	EUR	845,640	EUR	21.00	12/18/26	97,419
EOG Resources Inc.	Pershing LLC	333	USD	1,223,109	USD	135.00	08/21/26	160,389
EOG Resources Inc.	Pershing LLC	390	USD	1,310,010	USD	137.00	10/16/26	245,557
EQT Corp.	Pershing LLC	470	USD	4,285,930	USD	67.50	08/21/26	2,136
EQT Corp.	Pershing LLC	450	USD	2,392,650	USD	65.00	10/16/26	27,220
EQT Corp.	Pershing LLC	440	USD	9,171,360	USD	57.50	12/18/26	119,285
Equinox Gold Corp.	Pershing LLC	3,210	USD	11,860,950	USD	19.00	08/21/26	2,012
Equinox Gold Corp.	Pershing LLC	3,303	USD	20,772,567	USD	20.00	12/18/26	80,408
Equinox Gold Corp.	Pershing LLC	4,147	USD	4,059,913	USD	15.00	02/19/27	353,006
Expand Energy Corp.	Pershing LLC	220	USD	1,564,420	USD	125.00	09/18/26	1,152
Expand Energy Corp.	Pershing LLC	220	USD	2,006,180	USD	105.00	11/20/26	43,070
ExxonMobil Holdings Corp.	Pershing LLC	752	USD	10,281,344	USD	135.00	07/17/26	290,275
ExxonMobil Holdings Corp.	Pershing LLC	1,027	USD	14,041,144	USD	145.00	07/17/26	81,440
ExxonMobil Holdings Corp.	Pershing LLC	250	USD	590,500	USD	170.00	09/18/26	14,391
ExxonMobil Holdings Corp.	Pershing LLC	740	USD	12,266,240	USD	155.00	11/20/26	239,899
ExxonMobil Holdings Corp.	Pershing LLC	740	USD	3,594,180	USD	155.00	12/18/26	290,719
Franco-Nevada Corp.	Pershing LLC	240	USD	5,002,560	USD	230.00	12/18/26	377,531
Freeport-McMoRan Inc.	Pershing LLC	1,823	USD	11,464,847	USD	70.00	09/18/26	611,109
Freeport-McMoRan Inc.	Pershing LLC	716	USD	4,502,924	USD	82.50	11/20/26	182,148
G Mining Ventures Corp.	The Goldman Sachs Group Inc.	782	CAD	3,247,646	CAD	56.00	07/17/26	5,240
G Mining Ventures Corp.	The Goldman Sachs Group Inc.	503	CAD	2,088,959	CAD	60.00	07/17/26	1,195
G Mining Ventures Corp.	The Goldman Sachs Group Inc.	1,224	CAD	10,641,456	CAD	60.00	09/18/26	87,658
G Mining Ventures Corp.	The Goldman Sachs Group Inc.	1,466	CAD	6,752,396	CAD	60.00	11/20/26	235,821
Glencore plc	Morgan Stanley	300	GBP	78,132,000	GBp	577.36	10/16/26	60,799
Glencore plc	Morgan Stanley	276	GBP	6,802	GBp	600.00	12/18/26	71,149
Gold Fields Ltd., ADR	Pershing LLC	170	USD	378,420	USD	55.00	09/18/26	2,856
Gold Fields Ltd., ADR	Pershing LLC	346	USD	1,162,214	USD	60.00	09/18/26	3,249
Gold Fields Ltd., ADR	Pershing LLC	531	USD	1,783,629	USD	45.00	11/20/26	65,487
Gold Fields Ltd., ADR	Pershing LLC	516	USD	7,054,752	USD	60.00	01/15/27	27,002
Halliburton Co.	Pershing LLC	600	USD	1,865,400	USD	45.00	10/16/26	21,125
Halliburton Co.	Pershing LLC	700	USD	1,108,800	USD	40.00	12/18/26	109,939
IAMGOLD Corp.	Pershing LLC	2,526	USD	4,001,184	USD	22.50	10/16/26	156,814
K92 Mining Inc.	The Goldman Sachs Group Inc.	2,738	CAD	9,196,942	CAD	35.00	08/21/26	18,695
K92 Mining Inc.	The Goldman Sachs Group Inc.	2,700	CAD	6,010,200	CAD	35.00	12/18/26	138,723

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
K92 Mining Inc.	The Goldman Sachs Group Inc.	2,765	CAD	10,155,845	CAD	30.00	02/19/27	$349,025
Kinder Morgan Inc.	Pershing LLC	1,300	USD	33,857,200	USD	28.50	07/17/26	499,848
Kinder Morgan Inc.	Pershing LLC	930	USD	2,973,210	USD	36.00	09/18/26	27,124
Kinder Morgan Inc.	Pershing LLC	1,367	USD	1,535,141	USD	35.00	11/20/26	105,119
Lundin Gold Inc.	The Goldman Sachs Group Inc.	473	CAD	2,297,361	CAD	110.00	12/18/26	89,115
Marathon Petroleum Corp.	Pershing LLC	236	USD	1,909,004	USD	194.00	07/17/26	1,513,291
Marathon Petroleum Corp.	Pershing LLC	77	USD	121,968	USD	280.00	09/18/26	76,058
Marathon Petroleum Corp.	Pershing LLC	187	USD	567,358	USD	220.00	11/20/26	887,006
Newmont Corp.	Pershing LLC	1,380	USD	13,100,340	USD	142.00	08/21/26	30,741
Newmont Corp.	Pershing LLC	560	USD	5,230,400	USD	120.00	12/18/26	249,750
Newmont Corp.	Pershing LLC	1,365	USD	12,749,100	USD	125.00	02/19/27	728,268
Northern Star Resources Ltd.	The Goldman Sachs Group Inc.	3,159	AUD	5,986,305	AUD	30.00	11/19/26	75,354
Occidental Petroleum Corp.	Pershing LLC	230	USD	1,117,110	USD	48.50	07/17/26	41,633
Occidental Petroleum Corp.	Pershing LLC	500	USD	2,428,500	USD	67.50	09/18/26	9,578
Occidental Petroleum Corp.	Pershing LLC	270	USD	5,627,880	USD	60.00	11/20/26	36,144
Occidental Petroleum Corp.	Pershing LLC	465	USD	9,281,865	USD	65.00	11/20/26	36,420
OceanaGold Corp.	The Goldman Sachs Group Inc.	1,200	CAD	32,176,800	CAD	55.00	09/18/26	82,218
OceanaGold Corp.	The Goldman Sachs Group Inc.	1,185	CAD	5,458,110	CAD	55.00	10/16/26	34,441
ONEOK Inc.	Pershing LLC	370	USD	3,846,520	USD	100.00	09/18/26	45,687
ONEOK Inc.	Pershing LLC	460	USD	1,900,720	USD	90.00	11/20/26	246,204
ONEOK Inc.	Pershing LLC	460	USD	3,999,240	USD	95.00	01/15/27	233,554
Orla Mining Ltd.	Pershing LLC	2,500	USD	15,737,500	USD	20.00	09/18/26	50,668
Orla Mining Ltd.	Pershing LLC	3,500	USD	16,999,500	USD	17.00	10/16/26	56,786
Pan American Silver Corp.	Pershing LLC	740	USD	4,107,000	USD	75.00	08/21/26	6,397
Pan American Silver Corp.	Pershing LLC	678	USD	3,036,762	USD	75.00	01/15/27	91,495
Phillips 66	Pershing LLC	177	USD	950,136	USD	170.00	08/21/26	195,894
Phillips 66	Pershing LLC	217	USD	2,059,981	USD	170.00	10/16/26	331,150
Phillips 66	Pershing LLC	250	USD	4,226,250	USD	170.00	12/18/26	455,439
Phillips 66	Pershing LLC	130	USD	598,780	USD	160.00	01/15/27	328,482
Rio Tinto plc, ADR	Pershing LLC	370	USD	1,359,010	USD	106.00	10/16/26	104,273
Rio Tinto plc, ADR	Pershing LLC	800	USD	5,748,800	USD	115.00	12/18/26	222,932
Rio Tinto plc, ADR	Pershing LLC	980	USD	8,520,120	USD	100.00	02/19/27	801,305
Royal Gold Inc.	Pershing LLC	120	USD	1,556,760	USD	325.00	08/21/26	650
Royal Gold Inc.	Pershing LLC	165	USD	4,424,310	USD	315.00	10/16/26	16,485
Shell plc, ADR	Pershing LLC	960	USD	15,912,960	USD	100.00	10/16/26	17,866
Shell plc, ADR	Pershing LLC	630	USD	4,885,020	USD	95.00	12/18/26	44,031
Shell plc, ADR	Pershing LLC	950	USD	6,826,700	USD	87.50	02/19/27	206,850
SLB Ltd.	Pershing LLC	735	USD	1,554,525	USD	50.00	07/17/26	22,563
SLB Ltd.	Pershing LLC	1,062	USD	17,953,110	USD	60.00	09/18/26	27,975
Suncor Energy Inc.	Pershing LLC	400	USD	1,652,800	USD	60.00	08/21/26	35,269
Suncor Energy Inc.	Pershing LLC	365	USD	1,959,320	USD	65.00	10/16/26	27,162
Targa Resources Corp.	Pershing LLC	173	USD	1,087,997	USD	200.00	07/17/26	1,236,092
Targa Resources Corp.	Pershing LLC	132	USD	1,232,880	USD	265.00	09/18/26	263,503
Targa Resources Corp.	Pershing LLC	135	USD	2,373,030	USD	272.00	11/20/26	302,401
The Williams Companies Inc.	Pershing LLC	765	USD	7,952,940	USD	70.00	07/17/26	392,151
The Williams Companies Inc.	Pershing LLC	710	USD	2,524,050	USD	76.00	08/21/26	188,763
The Williams Companies Inc.	Pershing LLC	418	USD	2,319,900	USD	72.50	10/16/26	240,202
The Williams Companies Inc.	Pershing LLC	322	USD	3,056,746	USD	75.00	10/16/26	142,636
TotalEnergies SE	Pershing LLC	317	USD	2,464,992	USD	95.00	10/16/26	9,814
TotalEnergies SE	Pershing LLC	740	USD	5,754,240	USD	90.00	12/18/26	98,427
Valero Energy Corp.	Pershing LLC	241	USD	1,843,891	USD	195.00	07/17/26	1,705,684
Valero Energy Corp.	Pershing LLC	195	USD	5,078,580	USD	275.00	09/18/26	312,580

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Valero Energy Corp.	Pershing LLC	220	USD	519,640	USD	250.00	11/20/26	$752,599
Wheaton Precious Metals Corp.	Pershing LLC	306	USD	1,123,938	USD	160.00	10/16/26	48,483
Wheaton Precious Metals Corp.	Pershing LLC	306	USD	3,436,992	USD	170.00	12/18/26	75,794
Wheaton Precious Metals Corp.	Pershing LLC	408	USD	3,720,552	USD	155.00	02/19/27	247,182
TOTAL OTC CALL OPTIONS WRITTEN								$23,246,461

OTC Put Options Written — (0.3)%
State Street Energy Select Sector SPDR ETF	Pershing LLC	1,750	USD	5,594,750	USD	54.00	09/18/26	$560,789
State Street Energy Select Sector SPDR ETF	Pershing LLC	1,638	USD	3,868,956	USD	58.00	09/18/26	818,501
VanEck Gold Miners ETF	Pershing LLC	1,750	USD	901,250	USD	69.00	03/19/27	1,214,811
TOTAL OTC PUT OPTIONS WRITTEN								$2,594,101

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Exchange Traded Call Options Written — (0.3)%
Alamos Gold Inc., Cl. A	1,700	USD	5,157,800	USD	65.00	09/18/26	$127,500
Alamos Gold Inc., Cl. A	1,274	USD	3,865,316	USD	49.00	12/18/26	111,475
BHP Group Ltd., ADR	300	USD	2,499,300	USD	80.00	09/18/26	176,294
Eldorado Gold Corp.	1,500	USD	4,663,500	USD	40.00	10/16/26	165,000
Eldorado Gold Corp.	705	USD	1,491,075	USD	50.00	12/18/26	59,925
Freeport-McMoRan Inc.	521	USD	2,163,713	USD	80.00	08/21/26	48,453
Freeport-McMoRan Inc.	1,338	USD	7,425,900	USD	80.00	12/18/26	547,242
IAMGOLD Corp.	3,398	USD	12,079,890	USD	21.00	12/18/26	441,740
Kinross Gold Corp.	1,450	USD	14,125,900	USD	35.00	11/20/26	100,775
Kinross Gold Corp.	2,900	USD	8,798,600	USD	36.00	11/20/26	350,900
Kinross Gold Corp.	1,140	USD	12,804,480	USD	40.00	11/20/26	63,270
Kinross Gold Corp.	2,330	USD	5,503,460	USD	40.00	01/15/27	121,160
Newmont Corp.	910	USD	8,499,400	USD	140.00	12/18/26	174,265
Pan American Silver Corp.	640	USD	6,653,440	USD	80.00	11/20/26	38,400
Rio Tinto plc, ADR	445	USD	4,224,385	USD	93.00	10/16/26	328,874
Royal Gold Inc.	165	USD	1,226,610	USD	280.00	12/18/26	84,150
TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN							$2,939,423

Exchange Traded Put Options Written — (0.3)%
VanEck Gold Miners ETF	931	USD	479,465	USD	69.00	12/18/26	$479,465
VanEck Gold Miners ETF	1,535	USD	6,374,855	USD	80.00	01/15/27	1,811,300
TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN							$2,290,765

TOTAL OPTIONS WRITTEN							$31,070,750

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Statement of Assets and Liabilities

June 30, 2026 (Unaudited)

Assets:
Investments in securities, at value (cost $892,833,272)	$925,986,909
Cash	19,534,448
Dividends and interest receivable	850,239
Deferred offering expense	213,494
Prepaid expenses	9,821
Total Assets	946,594,911
Liabilities:
Options written, at value (premiums received $51,859,657)	31,070,750
Foreign currency overdraft, at value (cost $58,077)	58,158
Payable to broker	17,606,721
Distributions payable	42,805
Payable for investment advisory fees	767,521
Payable for payroll expenses	95,733
Payable for accounting fees	3,750
Other accrued expenses	460,825
Total Liabilities	50,106,263
Cumulative Preferred Shares $0.001 par value:
Series B Preferred Shares (5.000%, $25 liquidation value per share, 3,081,976 shares issued and outstanding; 4,000,000 shares authorized)	77,049,400
Net Assets Attributable to Common Shareholders	$819,439,248

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$1,035,466,863
Total accumulated loss	(216,027,615)
Net Assets	$819,439,248

Net Asset Value per Common Share:
($819,439,248 ÷ 156,224,761 shares outstanding at $0.001 par value; 9,999,999,999 shares authorized)	$5.25

Statement of Operations

For the Six Months Ended June 30, 2026 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $261,855)	$9,747,429
Interest	2,715,086
Total Investment Income	12,462,515
Expenses:
Investment advisory fees	4,856,606
Shareholder communications expenses	164,067
Trustees’ fees	129,500
Payroll expenses	120,874
Legal and audit fees	80,997
Custodian fees	48,796
Shareholder services fees	24,260
Accounting fees	22,500
Interest expense	13,291
Miscellaneous expenses	13,380
Total Expenses	5,474,271
Net Investment Income	6,988,244

Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Written Options, and Foreign Currency:
Net realized gain on investments in securities	64,165,627
Net realized gain on written options	2,484,738
Net realized gain on foreign currency transactions	10,133
Net realized gain on investments in securities, written options, and foreign currency transactions	66,660,498
Net change in unrealized appreciation/(depreciation):
on investments in securities	(139,530,272)
on written options	55,616,138
on foreign currency translations	(8,104)
Net change in unrealized appreciation/(depreciation) on investments in securities, written options, and foreign currency translations	(83,922,238)
Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Written Options, and Foreign Currency	(17,261,740)
Net Decrease in Net Assets Resulting from Operations	(10,273,496)
Total Distributions to Preferred Shareholders	(1,910,629)
Net Decrease in Net Assets Attributable to Common Shareholders Resulting from Operations	$(12,184,125)

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$6,988,244	$13,722,807
Net realized gain on investments in securities, securities sold short, written options, and foreign currency transactions	66,660,498	84,070,971
Net change in unrealized appreciation/(depreciation) on investments in securities, written options, and foreign currency translations	(83,922,238)	217,235,952
Net Increase/(Decrease) in Net Assets Resulting from Operations	(10,273,496)	315,029,730

Distributions to Preferred Shareholders from Accumulated Earnings	(1,910,629)*	(3,869,238)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	(12,184,125)	311,160,492

Distributions to Common Shareholders:
Accumulated earnings	(28,120,457)*	(27,844,841)
Return of capital	—	(28,310,007)
Total Distributions to Common Shareholders	(28,120,457)	(56,154,848)

Fund Share Transactions:
Increase in net assets from common shares issued in offering	—	1,975,886
Increase in net assets from common shares issued upon reinvestment of distributions	—	666,541
Net increase in net assets from repurchase of preferred shares	—	107,072
Net Increase in Net Assets from Fund Share Transactions	—	2,749,499

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	(40,304,582)	257,755,143

Net Assets Attributable to Common Shareholders:
Beginning of year	859,743,830	601,988,687
End of period	$819,439,248	$859,743,830

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2026		Year Ended December 31,
	(Unaudited)		2025		2024		2023		2022		2021
Operating Performance:
Net asset value, beginning of year	$5.50		$3.87		$3.97		$3.87		$3.91		$4.01
Net investment income	0.04		0.09		0.09		0.09		0.09		0.08
Net realized and unrealized gain/(loss) on investments, securities sold short, written options, and foreign currency transactions	(0.10)		1.92		0.20		0.40		0.26		0.20
Total from investment operations	(0.06)		2.01		0.29		0.49		0.35		0.28

Distributions to Preferred Shareholders: (a)
Net investment income	(0.00	)*(b)	(0.02)		(0.03)		(0.03)		(0.03)		(0.03)
Net realized gain	(0.01	)*	—		—		—		—		—
Total distributions to preferred shareholders	(0.01)		(0.02)		(0.03)		(0.03)		(0.03)		(0.03)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	(0.07)		1.99		0.26		0.46		0.32		0.25

Distributions to Common Shareholders:
Net investment income	(0.04	)*	(0.18)		(0.08)		(0.07)		(0.07)		(0.05)
Net realized gain	(0.14	)*	—		—		—		—		—
Return of capital	—		(0.18)		(0.28)		(0.29)		(0.29)		(0.31)
Total distributions to common shareholders	(0.18)		(0.36)		(0.36)		(0.36)		(0.36)		(0.36)

Fund Share Transactions:
Increase in net asset value from common shares transactions	—		0.00	(b)	0.00	(b)	—		—		—
Increase/decrease in net asset value from common shares issued upon reinvestment of distributions	—		(0.00	)(b)	(0.00	)(b)	—		—		0.00	(b)
Increase in net asset value from repurchase of common shares	—		—		—		—		—		0.01
Increase in net asset value from repurchase of preferred shares and transaction fees	—		0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	—
Total Fund share transactions	—		0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.01

Net Asset Value Attributable to Common Shareholders, End of Period	$5.25		$5.50		$3.87		$3.97		$3.87		$3.91
NAV total return †	(1.55)%		53.65%		6.62%		12.41%		8.87%		6.69%
Market value, end of period	$4.84		$5.16		$3.77		$3.76		$3.63		$3.75
Investment total return ††	(2.99)%		48.13%		9.63%		13.97%		6.84%		17.51%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$896,489		$936,793		$679,652		$696,103		$682,745		$689,250
Net assets attributable to common shares, end of period (in 000’s)	$819,439		$859,744		$601,989		$612,616		$597,334		$602,753
Ratio of net investment income to average net assets attributable to common shares	1.56	%(c)	1.90%		2.12%		2.36%		2.29%		2.09%
Ratio of operating expenses to average net assets attributable to common shares (d)(e)	1.22%		1.29	%(f)	1.33	%(f)	1.40	%(f)	1.39	%(f)	1.40	%(f)
Portfolio turnover rate	59%		89%		86%		83%		126%		96%

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2026	Year Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Cumulative Preferred Shares:
5.000% Series B Preferred
Liquidation value, end of period (in 000’s)	$77,049	$77,049	$77,663	$83,487	$85,411	$86,497
Total shares outstanding (in 000’s)	3,082	3,082	3,107	3,339	3,416	3,460
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (g)	20.93	$20.79	$21.87	$22.25	$23.43	$25.45
Asset coverage per share	$291	$304	$219	$208	$200	$199
Asset Coverage	1,164%	1,216%	875%	834%	799%	797%

†	Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates.
††	Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan.
*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based on average common shares outstanding on the record dates throughout the periods.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the years ended December 31, 2025, 2024, 2023, 2022, and 2021, there was no material impact on the expense ratios. For the six months ended June 30, 2026, the Fund did not have such credits.
(e)	Ratio of operating expenses to average net assets including liquidation value of preferred shares for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023, 2022, and 2021 would have been 1.13%,1.16%, 1.18%, 1.22%, 1.21%, and 1.22%, respectively.
(f)	The Fund incurred dividend expense and service fees on securities sold short. If these expenses had not been incurred, the expense ratios for the years ended December 31, 2025, 2022, and 2021 would have been 1.28%, 1.36%, and 1.39% attributable to common shares, respectively, and 1.15%, 1.18%, and 1.21% including liquidation value of preferred shares. For the years ended December 31, 2024 and 2023, there was no material impact on service fees on securities sold short.
(g)	Based on weekly prices.

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited)

1. Organization. GAMCO Global Gold, Natural Resources & Income Trust (the Fund) was organized on January 4, 2005 as a Delaware statutory trust. The Fund is a non-diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund commenced investment operations on March 31, 2005.

The Fund’s primary investment objective is to provide a high level of current income. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and its primary objective. The Fund will attempt to achieve its objectives, under normal market conditions, by investing 80% of its assets in equity securities of companies principally engaged in the gold and natural resources industries. As part of its investment strategy, the Fund intends to earn income through an option strategy of writing (selling) covered call options on equity securities in its portfolio. The Fund anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, mining, fabrication, processing, distribution, or trading of gold, or the financing, managing and controlling, or operating of companies engaged in “gold related” activities (Gold Companies). In addition, the Fund anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, production, or distribution of natural resources, such as gas and oil, paper, food and agriculture, forestry products, metals, and minerals as well as related transportation companies and equipment manufacturers (Natural Resources Companies). The Fund may invest in the securities of companies located anywhere in the world. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/26
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$750,206,747	—	$750,206,747
Convertible Corporate Bonds (a)	—	$3,689,325	3,689,325
Corporate Bonds (a)	—	15,960,710	15,960,710
U.S. Government Obligations	—	156,130,127	156,130,127
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$750,206,747	$175,780,162	$925,986,909

INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
Equity Contracts
Call Options Written	$(1,955,855)	$(24,230,029)	$(26,185,884)
Put Options Written	(2,290,765)	(2,594,101)	(4,884,866)
TOTAL INVESTMENTS IN SECURITIES – LIABLITIES	$(4,246,620)	$(26,824,130)	$(31,070,750)

(a)	Please refer to the Schedule of Investments (SOI) for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in currencies options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. Therefore the Fund reflects derivative assets and liabilities any related collateral gross on the statement of assets and liabilities. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2026, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at June 30, 2026 are reflected within the Schedule of Investments.

The Fund’s volume of activity in equity options contracts during the six months ended June 30, 2026 had an average monthly market value of approximately $70,370,375.

At June 30, 2026, the Fund’s derivative liabilities (by type) are as follows:

	Gross Amounts of Recognized Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities
OTC Equity Written Options	$25,840,562	—	$25,840,562

The following table presents the Fund’s derivative liabilities by counterparty net of the related collateral segregated by the Fund for the benefit of the counterparty as of June 30, 2026:

	Net Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Securities Pledged as Collateral	Cash Collateral Pledged	Net Amount
Counterparty
Pershing LLC	$23,716,202	$(23,716,202)	—	—
The Goldman Sachs Group Inc.	1,827,621	(1,827621)	—	—
Morgan Stanley	296,739	(296,739)	—	—
Total	$25,840,562	$(25,840,562)	—	—

The Effect of Derivative Instruments on the Statement of Operations

For the Six Months Ended June 30, 2026

Net Realized Gain/(Loss) from Derivatives Recognized in Income

	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Equity risk	$—	$2,484,738	$—	$—	$—	$2,484,738

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Net Change in Unrealized Appreciation/(Depreciation)

On Derivatives Recognized in Income

	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Equity risk	$—	$55,616,138	$—	$—	$—	$55,616,138

As of June 30, 2026 the value of equity options written can be found in the Statement of Assets and Liabilities, under Liabilities, Options written, at value. For the six months ended June 30, 2026, the effect of equity options written can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Securities Sold Short, Written Options, and Foreign Currency, within Net realized gain on written options, and Net change in unrealized appreciation/depreciation on written options.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (CFTC). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (CEA), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. At June 30, 2026, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee of 110% of the 90 day U.S. Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Distributions during the year may be made in excess of required distributions. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 5.000% Series B Cumulative Preferred Shares (Series B Preferred) are accrued on a daily basis and are determined as described in Note 7.

The tax character of distributions paid during the year ended December 31, 2025 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income	$27,844,841	$3,869,238
Return of capital	28,310,007	–
Total distributions paid	$56,154,848	$3,869,238

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses. The Fund has a long term capital loss carryforward with no expiration of $257,145,315.

The Fund utilized $84,327,204 of the capital loss carryforward for the year ended December 31, 2025.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and derivatives and the related net unrealized appreciation at June 30, 2026:

	Cost/ (Premiums)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments and other derivative instruments	$873,395,176	$121,292,919	$(99,771,936)	$21,520,983

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2026, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2026, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2026, other than short term securities, aggregated $536,010,048 and $572,339,025, respectively.

5. Transactions with Affiliates and Other Arrangements. The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with the Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2026, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). For the six months ended June 30, 2026, the Fund accrued $120,874 in payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Independent Trustees and certain Interested Trustees, plus specified amounts to the Lead Trustee, Audit Committee Chairman, and Nominating Committee Chairman.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on April 9, 2027 and may be renewed annually, of up to $200,000,000 under which it may borrow up to one-third of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2026, there were no borrowings under the line of credit.

7. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Fund has an effective $500 million shelf registration for the issuance of common or preferred shares. On April 24, 2024 the Fund filed a prospectus supplement for at-the-market offerings of up to 20 million common shares. During the six months ended June 30, 2026, the Fund did not sell any shares pursuant to the at-the-market offerings.

The Board has authorized the repurchase of its common shares in the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2026 and the year ended December 31, 2025, the Fund did not repurchase any common shares.

	Year Ended December 31, 2025
	Shares	Amount
Shares issued pursuant to shelf offering	465,509	$1,975,886
Increase in net assets from common shares issued upon reinvestment of distributions	145,476	666,541
Net increase	610,985	$2,642,427

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of $0.001 par value Preferred Shares. The Series B Preferred are callable at any time at the liquidation value of $25 per share plus accrued and unpaid dividends. The Board has authorized the repurchase of the Series B Preferred in the open market at prices less than the $25 liquidation value per share. During the year ended December 31, 2025 the Fund repurchased and retired 24,556 shares of Series B Preferred at an investment of $506,528 and at a discount of approximately 17.57% to its liquidation preference. At June 30, 2026, 3,081,976 shares of Series B Preferred were outstanding and accrued dividends amounted to $42,805.

The Series B Preferred is senior to the common shares and results in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series B Preferred are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Series B Preferred. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series B Preferred at the redemption price of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet the requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rate, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely.

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of May 19, 2026, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 11, 2026 – Final Results

The Fund’s Annual Meeting of Shareholders was held virtually on May 11, 2026. At that meeting, common and preferred shareholders, voting together as a single class, re-elected Elizabeth C. Bogan, Frank J. Fahrenkopf, Jr., and Salvatore J. Zizza as Trustees of the Fund, with 110,923,236 votes, 107,656,426 votes, and 107,442,875 votes cast in favor of these Trustees, and 4,483,973 votes, 7,750,783 votes, and 7,964,334 votes withheld for these Trustees, respectively.

In addition, preferred shareholders, voting as a separate class, re-elected Anthony S. Colavita as a Trustee of the Fund, with 2,001,400 votes cast in favor of this Trustee and 292,577 votes withheld for this Trustee.

Calgary Avansino, James P. Conn, Vincent D. Enright, Michael J. Melarkey, Agnes Mullady, Salvatore M. Salibello, and Anthonie C. van Ekris continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

GAMCO GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

AND YOUR PERSONAL PRIVACY

Who are we?

The GAMCO Global Gold, Natural Resources & Income Trust is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GAMCO GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, serves as a portfolio manager of Gabelli Funds, LLC, and manages several funds within the Fund Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGNX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

TRUSTEES

Calgary Avansino
Former Chief Executive Officer,
Glamcam

Elizabeth C. Bogan
Former Senior Lecturer
in Economics,
Princeton University

Anthony S. Colavita
President,
Anthony S. Colavita, P.C.

James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance
Holdings LTD.

Vincent D. Enright
Former Senior Vice President &
Chief Financial Officer,
KeySpan Corp.

Frank J. Fahrenkopf, Jr.
Former President & Chief
Executive Officer,
American Gaming Association

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Salvatore M. Salibello
Senior Partner,
Bright Side Consulting

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

Laurissa M. Martire
Vice President & Ombudsman

David I. Schachter
Vice President & Ombudsman

Carter W. Austin
Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

CUSTODIAN

The Bank of New York
Mellon

COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

TRANSFER AGENT AND
REGISTRAR

Equiniti Trust Company, LLC

GGN Q2/2026

GABELLI
FUNDS

GAMCO GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

GGN

Semiannual Report
June 30, 2026

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At its meeting on February 11, 2026, the Board of Trustees (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not interested persons of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the performance of the Fund for the one-, three-, five-, and ten-year periods (as of December 31, 2025) against a peer group of six other covered call funds prepared by the Adviser (the “Adviser Peer Group”) and a group of Options Arbitrage/Options Strategies and Sector Equity Buy-Write Strategy Funds (the “Lipper Peer Group”. The Independent Board Members noted that the Fund’s performance was in the first quartile for the one-, three- year, and ten-year periods and in the second quartile for the five-year period for the Adviser Peer Group, and in the first quartile for the one-, three-, five-, and ten-year periods for the Lipper Peer Group. The Board Members discussed these comparative results and noted the Fund’s strong performance relative to the Adviser Peer Group.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that an affiliate of the Adviser earned fees on sales of shares of the Fund in the Fund’s at-the-market offering program.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential sharing of economies of scale.

Service and Cost Comparisons. The Independent Board Members compared the investment management fee of the Fund to the investment management fees of the Adviser Peer Group. The Independent Board Members noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund had the highest effective investment management fee within the Adviser Peer Group and the highest total expense ratio within the Adviser Peer Group, but was the only fund in this group employing leverage. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds, and considered the presence of leverage and fees chargeable on assets attributable to leverage on the effective investment management fee and total expense ratio. The Board recognized that the Adviser and its affiliates did not manage other accounts with similar strategies that had fees lower than those charged for the Fund.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services and that its performance record was acceptable. The Independent Board Members concluded that the profitability to the Adviser of managing the Fund was reasonable and that economies of scale were not a significant factor in their thinking at this point. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was adequate in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

(a)	Provide the information specified in the table with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser” as defined in Rule 10b-18(a)(3) under the Exchange Act (17CFR 240-10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2026 through 01/31/2026	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 156,224,761 Preferred Series B – 3,081,976
Month #2 02/01/2026 through 02/28/2026	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 156,095,126 Preferred Series B – 3,081,976
Month #3 03/01/2026 through 03/31/2026	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 156,224,761 Preferred Series B – 3,081,976
Month #4 04/01/2026 through 04/30/2026	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 156,224,761 Preferred Series B – 3,081,976
Month #5 05/01/2026 through 05/31/2026	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 156,224,761 Preferred Series B – 3,081,976
Month #6 06/01/2026 through 06/30/2026	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 156,224,761 Preferred Series B – 3,081,976
Total	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s shareholder reports in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	If the registrant is a closed-end management investment company, provide the following dollar amounts of income and fees/compensation related to the securities lending activities of the registrant during its most recent fiscal year:

(1)	Gross income from securities lending activities; $0

(2)	All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (“revenue split”); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees; $0

(3)	The aggregate fees/compensation disclosed pursuant to paragraph (2); $0 and

(4)	Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)). $0

(b)	If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrant’s most recent fiscal year. N/A

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Global Gold, Natural Resources & Income Trust

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 8, 2026

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 8, 2026

*	Print the name and title of each signing officer under his or her signature.